CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Assets
Cash and cash equivalents	¥ 902,312	¥ 1,161,032
Restricted Cash	118,297	122,548
Investment in Direct Financing Leases	0	1,155,632
Net Investment in Leases	1,142,339	0
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥38,671 million December 31, 2019 ¥43,238 million	3,615,530	3,277,670
Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses	(56,922)	(58,011)
Investment in Operating Leases	1,505,253	1,335,959
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥27,367 million December 31, 2019 ¥25,583 million	2,228,604	1,928,916
Property under Facility Operations	524,692	441,632
Investment in Affiliates	821,983	842,760
Trade Notes, Accounts and Other Receivable	276,405	280,590
Inventories	131,958	115,695
Office Facilities	198,427	108,390
Other	1,434,080	1,462,104
Total Assets	12,842,958	12,174,917
Liabilities:
Short-Term Debt	384,132	309,549
Deposits	2,169,106	1,927,741
Trade Notes, Accounts and Other Payable	226,900	293,480
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2019 ¥360,198 million December 31, 2019 ¥333,017 million	1,574,160	1,521,355
Income Taxes:
Current and Deferred Income Taxes	370,842	355,843
Long-term Debt	4,119,179	4,186,222
Other Liabilities	909,212	617,746
Total Liabilities	9,753,531	9,211,936
Redeemable Noncontrolling Interests	9,720	9,780
Commitments and Contingent Liabilities
Equity:
Common stock	221,111	221,111
Additional Paid-in Capital	258,271	257,625
Retained Earnings	2,696,080	2,555,585
Accumulated Other Comprehensive Income (Loss)	(77,906)	(61,343)
Treasury Stock, at Cost:	(89,146)	(75,904)
ORIX Corporation Shareholders' Equity	3,008,410	2,897,074
Noncontrolling Interests	71,297	56,127
Total Equity	3,079,707	2,953,201
Total Liabilities and Equity	12,842,958	12,174,917
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	4,343	4,437
Investment in Direct Financing Leases	0	15,058
Net Investment in Leases	5,718	0
Installment Loans (Net of Allowance for Doubtful Receivables on Finance Leases and Probable Loan Losses)	202,697	185,988
Investment in Operating Leases	83,939	82,405
Property under Facility Operations	295,130	203,933
Investment in Affiliates	51,608	52,079
Other	106,311	100,101
Total Assets	749,746	644,001
Liabilities:
Short-Term Debt	4,651	580
Trade Notes, Accounts and Other Payable	3,328	7,339
Income Taxes:
Long-term Debt	441,162	418,631
Other Liabilities	46,431	16,480
Total Liabilities	¥ 495,572	¥ 443,030